Operating Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Lessee, Lease, Description [Line Items]
Lease option to extend description	The Group leases apartments from landlords usually for a period of five to six years which may be extended for an additional three or two years at the discretion of the landlords.
Operating lease fixed rent lock in period	3 years
Annual, non-compounding increase for the rest of the lease period	5.00%		5.00%
Operating lease expenses (in Yuan Renminbi)	¥ 172,046	¥ 300,668
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	5 years
Rent free period with landlords	1 month
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	6 years
Rent free period with landlords	2 months